Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2025

Cash on hand and petty cash	$24,719	$2,227
Checking accounts and demand deposits	3,622,037	1,928,184
	$3,646,756	$1,930,411